COMMITMENTS AND CONTINGENCIES (Trade Receivables by Customer Concentration) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013		Aug. 31, 2012		Aug. 31, 2011	Aug. 31, 2010
Accounts Receivable By Geographical Location [Line Items]
Gross Trade Receivables	$ 1,783		$ 1,961
Less: Allowance for Doubtful Accounts	(68)		(64)		(98)	(143)
Net Trade Receivables	1,715		1,897
Europe-Africa [Member]
Accounts Receivable By Geographical Location [Line Items]
Gross Trade Receivables	504	[1]	416	[1]
U.S. Agricultural Product Distributors [Member]
Accounts Receivable By Geographical Location [Line Items]
Gross Trade Receivables	455		674
Argentina [Member]
Accounts Receivable By Geographical Location [Line Items]
Gross Trade Receivables	298	[1]	257	[1]
Asia-Pacific [Member]
Accounts Receivable By Geographical Location [Line Items]
Gross Trade Receivables	151	[1]	195	[1]
Mexico [Member]
Accounts Receivable By Geographical Location [Line Items]
Gross Trade Receivables	132	[1]	128	[1]
Brazil [Member]
Accounts Receivable By Geographical Location [Line Items]
Gross Trade Receivables	101	[1]	120	[1]
Canada [Member]
Accounts Receivable By Geographical Location [Line Items]
Gross Trade Receivables	23	[1]	59	[1]
Other [Member]
Accounts Receivable By Geographical Location [Line Items]
Gross Trade Receivables	$ 119		$ 112

[1]	Represents customer receivables within the specified geography.